Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 5,481	$ 4,904		$ 10,841
Cost of Revenues	(3,119)	(1,754)		(6,444)
Gross profit	2,362	3,150		4,397
Operations Expenses
General and administrative	(444)	(568)	5	1,472
Interest expense	(166)	(220)	22	783
Total Operations Expenses	(610)	(788)	27	2,255
Income for the period	1,752	2,362	(27)	2,142
Total net comprehensive income (loss) attributable to:
Equity holders of the company	972	(562)	(27)	(1,456)
Non-controlling interests	780	2,924		3,598
Total net comprehensive income (loss)	$ 1,752	$ 2,362	$ (27)	$ 2,142
Net loss per ordinary share attributable to Equity holders of the company
Net income (loss) per ordinary share attributable Basic (in Dollars per share)	$ 9,720	$ (5,620)	$ (270)	$ (14,560)
Weighted-average number of ordinary shares used to compute net loss per share
Weighted-average number of ordinary shares Basic (in Shares)	100	100	100	100